Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A, Class C, Institutional, Service, Class IR and Class R Shares of the

Goldman Sachs Balanced Strategy Portfolio

Goldman Sachs Growth and Income Strategy Portfolio

Goldman Sachs Growth Strategy Portfolio

(the "Portfolios")

Supplement dated November 17, 2014 to the

Prospectus and Summary Prospectuses, each dated April 30, 2014 (the "Prospectuses")

Effective immediately, the Prospectuses are revised as follows. To facilitate your review, certain sections of each Portfolio's Prospectus has been supplemented and restated to incorporate information about the Dynamic Allocation Fund's investments in the wholly-owned subsidiary.

The following risk replaces "Tax Risk" under "Goldman Sachs Balanced Strategy Portfolio—Summary—Principal Risks of the Underlying Funds," "Goldman Sachs Growth and Income Strategy Portfolio—Summary—Principal Risks of the Underlying Funds," and "Goldman Sachs Growth Strategy Portfolio—Summary—Principal Risks of the Underlying Funds" in the Prospectus and under "Principal Risks of the Underlying Funds" in each Summary Prospectus:

Subsidiary and Tax Risk.  The Dynamic Allocation Fund, by investing in its wholly-owned subsidiary organized as a company under the laws of the Cayman Islands (the "DAF Subsidiary"), will be indirectly exposed to the risks associated with the DAF Subsidiary's investments, which are similar to those that are permitted to be held by the Dynamic Allocation Fund. The Dynamic Allocation Fund is limited in the extent to which it may invest directly in commodity-linked swaps or certain other commodity-linked derivatives. The DAF Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. There can be no assurance that the investment objective of the DAF Subsidiary will be achieved. Because the DAF Subsidiary is not registered under the Investment Company Act, it is not subject to all the investor protections thereof. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Dynamic Allocation Fund and/or the DAF Subsidiary to operate as described in its prospectus and could adversely affect the Dynamic Allocation Fund. The tax treatment of the Dynamic Allocation Fund's commodity-linked investments may be adversely affected by future legislation, Treasury Regulations, and/or guidance issued by the Internal Revenue Service (the "IRS") that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), or otherwise affect the character, timing and/or amount of the Fund's taxable income for any gains and distributions made by the Fund.

The following risk is added under "Goldman Sachs Balanced Strategy Portfolio—Summary—Principal Risks of the Underlying Funds," "Goldman Sachs Growth and Income Strategy Portfolio—Summary—Principal Risks of the Underlying Funds," and "Goldman Sachs Growth Strategy Portfolio—Summary—Principal Risks of the Underlying Funds" in the Prospectus and under "Principal Risks of the Underlying Funds" in each Summary Prospectus:

Swaps Risk.  In a standard "swap" transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty's defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for an Underlying Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Goldman Sachs Balanced Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A, Class C, Institutional, Service, Class IR and Class R Shares of the

Goldman Sachs Balanced Strategy Portfolio

(the "Portfolios")

Supplement dated November 17, 2014 to the

Prospectus and Summary Prospectuses, each dated April 30, 2014 (the "Prospectuses")

Effective immediately, the Prospectuses are revised as follows. To facilitate your review, certain sections of each Portfolio's Prospectus has been supplemented and restated to incorporate information about the Dynamic Allocation Fund's investments in the wholly-owned subsidiary.

The following risk replaces "Tax Risk" under "Goldman Sachs Balanced Strategy Portfolio—Summary—Principal Risks of the Underlying Funds," "Goldman Sachs Growth and Income Strategy Portfolio—Summary—Principal Risks of the Underlying Funds," and "Goldman Sachs Growth Strategy Portfolio—Summary—Principal Risks of the Underlying Funds" in the Prospectus and under "Principal Risks of the Underlying Funds" in each Summary Prospectus:

Subsidiary and Tax Risk.  The Dynamic Allocation Fund, by investing in its wholly-owned subsidiary organized as a company under the laws of the Cayman Islands (the "DAF Subsidiary"), will be indirectly exposed to the risks associated with the DAF Subsidiary's investments, which are similar to those that are permitted to be held by the Dynamic Allocation Fund. The Dynamic Allocation Fund is limited in the extent to which it may invest directly in commodity-linked swaps or certain other commodity-linked derivatives. The DAF Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. There can be no assurance that the investment objective of the DAF Subsidiary will be achieved. Because the DAF Subsidiary is not registered under the Investment Company Act, it is not subject to all the investor protections thereof. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Dynamic Allocation Fund and/or the DAF Subsidiary to operate as described in its prospectus and could adversely affect the Dynamic Allocation Fund. The tax treatment of the Dynamic Allocation Fund's commodity-linked investments may be adversely affected by future legislation, Treasury Regulations, and/or guidance issued by the Internal Revenue Service (the "IRS") that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), or otherwise affect the character, timing and/or amount of the Fund's taxable income for any gains and distributions made by the Fund.

The following risk is added under "Goldman Sachs Balanced Strategy Portfolio—Summary—Principal Risks of the Underlying Funds," "Goldman Sachs Growth and Income Strategy Portfolio—Summary—Principal Risks of the Underlying Funds," and "Goldman Sachs Growth Strategy Portfolio—Summary—Principal Risks of the Underlying Funds" in the Prospectus and under "Principal Risks of the Underlying Funds" in each Summary Prospectus:

Swaps Risk.  In a standard "swap" transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty's defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for an Underlying Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Goldman Sachs Growth and Income Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A, Class C, Institutional, Service, Class IR and Class R Shares of the

Goldman Sachs Growth and Income Strategy Portfolio

(the "Portfolios")

Supplement dated November 17, 2014 to the

Prospectus and Summary Prospectuses, each dated April 30, 2014 (the "Prospectuses")

Effective immediately, the Prospectuses are revised as follows. To facilitate your review, certain sections of each Portfolio's Prospectus has been supplemented and restated to incorporate information about the Dynamic Allocation Fund's investments in the wholly-owned subsidiary.

The following risk replaces "Tax Risk" under "Goldman Sachs Balanced Strategy Portfolio—Summary—Principal Risks of the Underlying Funds," "Goldman Sachs Growth and Income Strategy Portfolio—Summary—Principal Risks of the Underlying Funds," and "Goldman Sachs Growth Strategy Portfolio—Summary—Principal Risks of the Underlying Funds" in the Prospectus and under "Principal Risks of the Underlying Funds" in each Summary Prospectus:

Subsidiary and Tax Risk.  The Dynamic Allocation Fund, by investing in its wholly-owned subsidiary organized as a company under the laws of the Cayman Islands (the "DAF Subsidiary"), will be indirectly exposed to the risks associated with the DAF Subsidiary's investments, which are similar to those that are permitted to be held by the Dynamic Allocation Fund. The Dynamic Allocation Fund is limited in the extent to which it may invest directly in commodity-linked swaps or certain other commodity-linked derivatives. The DAF Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. There can be no assurance that the investment objective of the DAF Subsidiary will be achieved. Because the DAF Subsidiary is not registered under the Investment Company Act, it is not subject to all the investor protections thereof. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Dynamic Allocation Fund and/or the DAF Subsidiary to operate as described in its prospectus and could adversely affect the Dynamic Allocation Fund. The tax treatment of the Dynamic Allocation Fund's commodity-linked investments may be adversely affected by future legislation, Treasury Regulations, and/or guidance issued by the Internal Revenue Service (the "IRS") that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), or otherwise affect the character, timing and/or amount of the Fund's taxable income for any gains and distributions made by the Fund.

The following risk is added under "Goldman Sachs Balanced Strategy Portfolio—Summary—Principal Risks of the Underlying Funds," "Goldman Sachs Growth and Income Strategy Portfolio—Summary—Principal Risks of the Underlying Funds," and "Goldman Sachs Growth Strategy Portfolio—Summary—Principal Risks of the Underlying Funds" in the Prospectus and under "Principal Risks of the Underlying Funds" in each Summary Prospectus:

Swaps Risk.  In a standard "swap" transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty's defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for an Underlying Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Goldman Sachs Growth Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A, Class C, Institutional, Service, Class IR and Class R Shares of the

Goldman Sachs Growth Strategy Portfolio

(the "Portfolios")

Supplement dated November 17, 2014 to the

Prospectus and Summary Prospectuses, each dated April 30, 2014 (the "Prospectuses")

Effective immediately, the Prospectuses are revised as follows. To facilitate your review, certain sections of each Portfolio's Prospectus has been supplemented and restated to incorporate information about the Dynamic Allocation Fund's investments in the wholly-owned subsidiary.

The following risk replaces "Tax Risk" under "Goldman Sachs Balanced Strategy Portfolio—Summary—Principal Risks of the Underlying Funds," "Goldman Sachs Growth and Income Strategy Portfolio—Summary—Principal Risks of the Underlying Funds," and "Goldman Sachs Growth Strategy Portfolio—Summary—Principal Risks of the Underlying Funds" in the Prospectus and under "Principal Risks of the Underlying Funds" in each Summary Prospectus:

Subsidiary and Tax Risk.  The Dynamic Allocation Fund, by investing in its wholly-owned subsidiary organized as a company under the laws of the Cayman Islands (the "DAF Subsidiary"), will be indirectly exposed to the risks associated with the DAF Subsidiary's investments, which are similar to those that are permitted to be held by the Dynamic Allocation Fund. The Dynamic Allocation Fund is limited in the extent to which it may invest directly in commodity-linked swaps or certain other commodity-linked derivatives. The DAF Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. There can be no assurance that the investment objective of the DAF Subsidiary will be achieved. Because the DAF Subsidiary is not registered under the Investment Company Act, it is not subject to all the investor protections thereof. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Dynamic Allocation Fund and/or the DAF Subsidiary to operate as described in its prospectus and could adversely affect the Dynamic Allocation Fund. The tax treatment of the Dynamic Allocation Fund's commodity-linked investments may be adversely affected by future legislation, Treasury Regulations, and/or guidance issued by the Internal Revenue Service (the "IRS") that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), or otherwise affect the character, timing and/or amount of the Fund's taxable income for any gains and distributions made by the Fund.

The following risk is added under "Goldman Sachs Balanced Strategy Portfolio—Summary—Principal Risks of the Underlying Funds," "Goldman Sachs Growth and Income Strategy Portfolio—Summary—Principal Risks of the Underlying Funds," and "Goldman Sachs Growth Strategy Portfolio—Summary—Principal Risks of the Underlying Funds" in the Prospectus and under "Principal Risks of the Underlying Funds" in each Summary Prospectus:

Swaps Risk.  In a standard "swap" transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty's defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for an Underlying Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.